UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment:              |_|; Amendment Number:

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:    Stillwater Capital Advisors, LLC

Address: 200 W. Lancaster Avenue
         Wayne, PA 19087


13F File Number: 028-13804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Douglas A. Swope
Title:   Chief Compliance Officer
Phone:


Signature, Place and Date of Signing:


/s/ Douglas A. Swope             Wayne, PA		      August 3, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]


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Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           1

Form 13F Information Table Entry Total:     40

Form 13F Information Table Value Total:  $140,227
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


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							FORM 13F INFORMATION TABLE
								June 30, 2012

														Voting Authority

								Value		Shares/	Sh/		Put/	Invstmt	Other
Name of Issuer			Title of class	CUSIP		(x$1000)		Prn Amt	Prn	Call	Dscretn	Managers	Sole	Shared	None

American Electric Power Inc	COM		025537101	3188		79890	SH			Sole			79890
Apple Inc			COM		037833100	14215		24341	SH			Sole			24341
AT&T Inc			COM		00206r102	5661		158759	SH			Sole			158759
Centurylink Inc			COM		156700106	5713		144664	SH			Sole			144664
Chevron Corp			COM		166764100	416		3947	SH			Sole			3947
Citigroup Inc			COM		172967424	543		19815	SH			Sole			19815
Du Pont E I de Nemours & Co	COM		263534109	4114		81360	SH			Sole			81360
EMC Corp MA			COM		268648102	5201		202910	SH			Sole			202910
Exxon Mobil Corp		COM		30231g102	4958		57941	SH			Sole			57941.4
General Electric Co		COM		369604103	5995		287645	SH			Sole			287645.88
Intel Corp			COM		458140100	5569		208958	SH			Sole			208958
International Business Machine	COM		459200101	5336		27280	SH			Sole			27280.99
JPMorgan Chase & Co		COM		46625h100	4403		123232	SH			Sole			123232.02
Kraft Foods Inc Cl A		COM		50075n104	5538		143385	SH			Sole			143385
Marathon Oil Corp		COM		565849106	3549		138809	SH			Sole			138809
Marathon Petroleum Corp		COM		56585a102	6044		134548	SH			Sole			134548
McDonalds Corp			COM		580135101	6008		67867	SH			Sole			67867.99
Merck & Co Inc			COM		58933y105	6022		144238	SH			Sole			144238
PepsiCo Inc			COM		713448108	4948		70023	SH			Sole			70023.82
Pfizer Inc			COM		717081103	5917		257255	SH			Sole			257255
Southern Co			COM		842587107	1849		39935	SH			Sole			39935
Target Corp			COM		87612e106	4708		80910	SH			Sole			80910
United Parcel Service Inc Cl B	COM		911312106	4170		52950	SH			Sole			52950
US Bancorp Del			COM		902973304	5030		156420	SH			Sole			156420
Visa Inc Cl A			COM		92826c839	5956		48175	SH			Sole			48175
iShares Tr Consumer Goods Inde	CONS GOODS IDX	464287812	1082		15067	SH			Sole			15067
iShares Tr Consumer Services I	CONS SRVC IDX	464287580	891		10976	SH			Sole			10976
iShares Tr DJ Select Div Index	DJ SEL DIV INX	464287168	375		6665	SH			Sole			6665
iShares Tr DJ US Energy		DJ US ENERGY	464287796	1253		32687	SH			Sole			32687
iShares Tr DJ US Financial Sec	DJ US FINL SEC	464287788	1428		25837	SH			Sole			25837
iShares Tr DJ US Healthcare	DJ US HEALTHCR	464287762	1251		15734	SH			Sole			15734
iShares Tr DJ US Telecom	DJ US TELECOM	464287713	407		18124	SH			Sole			18124
iShares Tr Index DJ US Industr	DJ US INDUSTRL	464287754	785		11561	SH			Sole			11561
iShares Tr Index DJ US Tech Se	DJ US TECH SEC	464287721	2119		29743	SH			Sole			29743
iShares Tr Russell 1000 Growth	RUSSELL1000GRW	464287614	4085		64605	SH			Sole			64605
iShares Tr Russell 1000 Value	RUSSELL1000VAL	464287598	353		5170	SH			Sole			5170
Vanguard Index Funds Growth ET	GROWTH ETF	922908736	201		2950	SH			Sole			2950
WisdomTree Trust DEFA Fund	DEFA FD		97717W703	261		6295	SH			Sole			6295
WisdomTree Trust Mid Cap Div F	MIDCAP DIVI FD	97717w505	481		8810	SH			Sole			8810
WisdomTree Trust Small Cap Div	SMALLCAP DIVID	97717w604	204		4220	SH			Sole			4220
REPORT SUMMARY 	40	DATA RECORDS	140227		0	OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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